Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000244082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244082 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244082 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244082 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244082 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244082 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244082 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244082 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244082 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244082 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244082 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000244082 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000244082 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000244083 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244083 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244083 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244083 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244083 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244083 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244083 | G66721104 | Norwegian Cruise Line Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244083 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244083 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244083 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244083 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000244083 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000244083 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244083 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244083 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.20%
C000244083 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244083 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.00%
C000244085 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244085 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244085 | G66721104 | Norwegian Cruise Line Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244085 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244085 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244085 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244085 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244085 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000244085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244085 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000244085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244085 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000244085 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244084 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244084 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244084 | G66721104 | Norwegian Cruise Line Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244084 | H5919C104 | On Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244084 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244084 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244084 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244084 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000244084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244084 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000244084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244084 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000244084 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000252100 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000252100 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252100 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252100 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252100 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252100 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000252100 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 89679E300 | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252100 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252100 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000252100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000252100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000252100 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000252100 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000252100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000252100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000252100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000252100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000252100 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.20%
C000252100 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000244086 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244086 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244086 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244086 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244086 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244086 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244086 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 89679E300 | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244086 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244086 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244086 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244086 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.20%
C000244086 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.80%